Accrued Expense and Other Liabilities - Schedule of Accrued Expense and Other Liabilities (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Accrued Expense and Other Liabilities [Abstract]
Payroll payables		$ 597,881	$ 381,274
Acquisition consideration payable	[1]	214,389	207,734
Professional fee and others		668,867	272,195
Total		$ 1,481,137	$ 861,203

[1]	The payable amount related to the Wenzhou SPA (detail see Note 4).